LIQUIDITY AND GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2 – LIQUIDITY AND GOING CONCERN

The Company’s consolidated financial statements as of September 30, 2024 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company incurred net loss of $3,139,691 for the nine months ended September 30, 2024 and net income of $1,368,016 for the nine months ended September 30, 2023. The net loss is due to the changes in derivative liabilities. At September 30, 2024 the Company has a working capital deficiency of $8,982,011 and is totally dependent on its ability to raise capital. The Company has a plan of operations and acknowledges that its plan of operations may not result in generating positive working capital in the near future. Even though management believes that it will be able to successfully execute its business plan, which includes third-party financing and capital issuance, and meet the Company’s future liquidity needs, there can be no assurances in that regard. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this material uncertainty. Management recognizes that the Company must generate additional funds to successfully develop its operations and activities. Management plans include:

•	the sale of additional equity and debt securities,

•	alliances and/or partnerships with entities interested in and having the resources to support the further development of the Company’s business plan,

•	business transactions to assure continuation of the Company’s development and operations,

•	development of a unified brand and the pursuit of licenses to operate recreational and medical marijuana facilities under the branded name.

NOTE 2 – LIQUIDITY AND GOING CONCERN

The Company’s consolidated financial statements as of December 31, 2023 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company incurred net income of $1,609,697 for the year ended December 31, 2023 and net losses of $3,576,614 for the twelve months ended December 31, 2022. The increase in net income is due to the changes in derivative liabilities and the gain on disposal. At December 31, 2023 the Company has a working capital deficiency of $7,307,979 and is totally dependent on its ability to raise capital. The Company has a plan of operations and acknowledges that its plan of operations may not result in generating positive working capital in the near future. Even though management believes that it will be able to successfully execute its business plan, which includes third-party financing and capital issuance, and meet the Company’s future liquidity needs, there can be no assurances in that regard. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this material uncertainty. Management recognizes that the Company must generate additional funds to successfully develop its operations and activities. Management plans include:

•	the sale of additional equity and debt securities,

•	alliances and/or partnerships with entities interested in and having the resources to support the further development of the Company’s business plan,

•	business transactions to assure continuation of the Company’s development and operations,

•	development of a unified brand and the pursuit of licenses to operate recreational and medical marijuana facilities under the branded name.